UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2907

WADDELL & REED ADVISORS HIGH INCOME FUND, INC.
------------------------------------------------------------------------------------------------

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas           66202-4200
------------------------------------------------------------------------------------------------

(Address of Principal Executive Office)           (Zip Code)

Kristen A. Richards, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200
------------------------------------------------------------------------------------------------

(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2003 to June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to Section 30 of the Investment Company Act of 1940 and Rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

WADDELL & REED ADVISORS HIGH INCOME FUND, INC.

Proxy Voting Record

US UNWIRED INC.			UNWR	Annual Meeting Date: 04/27/2004
Issuer: 90338R		ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal			Proposal	Vote	Against
Number	Proposal		Type	Cast	Mgmt.

01	ELECTION OF DIRECTORS		Management	For	No

HANOVER COMPRESSOR COMPANY			HC	Annual Meeting Date: 05/20/2004
Issuer: 410768		ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal			Proposal	Vote	Against
Number	Proposal		Type	Cast	Mgmt.

01	ELECTION OF DIRECTORS		Management	For	No

02	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS		Management	For	No

CITADEL BROADCASTING CORP				Annual Meeting Date: 05/24/2004
Issuer: 17285T		ISIN:
SEDOL:

Vote Group: GLOBAL

Proposal			Proposal	Vote	Against
Number	Proposal		Type	Cast	Mgmt.

01	ELECTION OF DIRECTORS		Management	For	No

02	RATIFY APPOINTMENT OF INDEPENDENT AUDITORS		Management	For	No

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS HIGH INCOME FUND, INC.
(Registrant)

By: /s/Kristen A. Richards
           Kristen A. Richards, Vice President and Secretary

Date: August 31, 2004

By: /s/Henry J. Herrmann
          Henry J. Herrmann, President and Principal Executive Officer

Date: August 31, 2004